Finance (costs)/income - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest income on bank deposits	¥ 67,484	¥ 29,580	¥ 14,709
Finance costs
Interest expense on borrowings	(10,491)	(12,070)	(17,303)
Interest expense on lease liabilities	(1,930)	(3,005)	(7,224)
Interest expense on redemption liability		(4,014)	(10,287)
Bank charges	(868)	(997)	(2,005)
Total finance costs	(13,289)	(20,086)	(36,819)
Finance (costs)/income - net	¥ 54,195	¥ 9,494	¥ (22,110)